Shareholder Report, Line Graph (Details) 197606_Reinhart Genesis PMV Fund_Investor Class_TSR Annual {Investor Class} - USD ($)									12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2026
Investor Class
Account Value [Line Items]
Accumulated Value	$ 18,311	$ 18,093	$ 14,242	$ 13,344	$ 13,629	$ 8,860	$ 10,069	$ 10,000	$ 24,477
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Total Return
Accumulated Value	23,319	20,615	16,158	15,836	16,441	11,425	10,250	10,000	$ 30,185
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000 Value Total Return
Accumulated Value	$ 13,350	$ 13,503	$ 11,090	$ 12,531	$ 13,571	$ 7,566	$ 8,868	$ 10,000	$ 19,272